INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS
Schedule of the Company's intangible assets

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Purchased software, net - beginning	—	165	24
Addition	993	42	6
Reclassified from assets held for sale (Note 10)	4,258	—	—
Less: amortization	(1,216)	(64)	(9)
Less: impairment	(3,870)	—	—

	165	143	21

The Group recognized RMB11,728,000, RMB3,870,000 and nil impairment loss for the years ended December 31, 2016, 2017 and 2018, respectively.

Schedule of estimated annual amortization expense for each of the five succeeding fiscal years

The estimated annual amortization expense for each of the five succeeding fiscal years is as follow:

	Amortization
	RMB’000	US$’000
For the years ending December 31,
2019	64	9
2020	59	9
2021	8	1
2022	8	1
2023	4	1